Costs and Estimated Earnings in Excess of Billings on Uncompleted Contracts and Billings in Excess of Costs and Estimated Earnings on Uncompleted Contracts (CIE) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Costs and estimated earnings in excess of billings on uncompleted contracts (CIE)	$ 383	$ 416
Operating Segments
Costs and estimated earnings in excess of billings on uncompleted contracts (CIE)	383	416
Operating Segments | Government Services
Costs and estimated earnings in excess of billings on uncompleted contracts (CIE)	274	271
Operating Segments | Technology
Costs and estimated earnings in excess of billings on uncompleted contracts (CIE)	39	27
Operating Segments | Hydrocarbons Services
Costs and estimated earnings in excess of billings on uncompleted contracts (CIE)	70	118
Operating Segments | Non-strategic Business
Costs and estimated earnings in excess of billings on uncompleted contracts (CIE)	$ 0	$ 0